SCHEDULES OF CONCENTRATION OF RISK (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Cost of revenue	$ 50,682,220	$ 45,804,377	$ 20,440,683
Vendor A [member]
IfrsStatementLineItems [Line Items]
Cost of revenue	$ 10,386,007	$ 7,140,894	$ 2,745,741
Concentrations of risk percentage	20.70%	21.10%	24.20%
Vendor B [member]
IfrsStatementLineItems [Line Items]
Cost of revenue		$ 4,527,190
Concentrations of risk percentage		13.40%
Vendor C [member]
IfrsStatementLineItems [Line Items]
Cost of revenue		$ 3,921,443
Concentrations of risk percentage		11.60%
Vendor D [member]
IfrsStatementLineItems [Line Items]
Cost of revenue	$ 7,321,250
Concentrations of risk percentage	14.60%